SEI INSTITUTIONAL INVESTMENTS TRUST

Long Duration Bond Fund
Extended Duration Bond Fund
International Fixed Income Fund
Core Fixed Income Fund

Supplement Dated January 18, 2005 to the
Class A Shares Prospectus Dated September 30, 2004

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for International Fixed Income Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the International Fixed Income Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added:

Bridgewater Associates, Inc.: Bridgewater Associates, Inc. (Bridgewater), located at 1 Glendinning Place, Westport, Connecticut 06880, serves as a Sub-Adviser to the International Fixed Income Fund. A team of investment professionals at Bridgewater, consisting of Raymond T. Dalio, Robert P. Prince and Greg Jensen, manages the portion of the International Fixed Income Fund's assets allocated to Bridgewater. Mr. Dalio is President and Chief Investment Officer of Bridgewater and has 31 years of investment experience. Mr. Prince is Co-Chief Investment Officer of Bridgewater and has 23 years of investment experience. Mr. Jensen is Director of Research and Trading of Bridgewater and has 8 years of experience. Messrs. Dalio, Prince and Jensen have been with Bridgewater for 29, 18 and 8 years, respectively.

There are no changes to the other sub-advisers of the International Fixed Income Fund

Change in Investment Policy of the Long Duration Bond and Extended Duration Bond Funds and Change of Fund Names

The Prospectus is hereby amended and supplemented to reflect a change in the investment policy of the Long Duration Bond and Extended Duration Bond Funds (each a "Fund" and, together, the "Funds"). The Funds may invest in a broad array of fixed income securities, in addition to U.S. corporate fixed income securities. Accordingly, the first paragraph in the "Investment Strategy" sub-section on page 43 of the section entitled "Long Duration Bond Fund" is hereby deleted and replaced with the following:

Under normal circumstances, the Long Duration Bond Fund will invest at least 80% of its net assets in fixed income securities and synthetic instruments or derivatives having economic characteristics similar to fixed income securities. The Fund invests in a broad array of high quality fixed income instruments, including securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, asset-backed securities, mortgage-backed securities and collateralized mortgage-backed securities. The Fund will invest substantially in derivative securities, including interest rate swap agreements and treasury futures contracts, for the purpose of managing the overall duration of the Fund's portfolio of fixed income securities. The Fund will not invest in derivative securities for speculative purposes.

In addition, the first paragraph in the "Investment Strategy" sub-section on page 46 of the section entitled "Extended Duration Bond Fund" is hereby deleted and replaced with the following:

Under normal circumstances, the Extended Duration Bond Fund will invest at least 80% of its net assets in fixed income securities and synthetic instruments or derivatives having economic characteristics similar to fixed income securities. The Fund invests in a broad array of high quality fixed income instruments, including securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, asset-backed securities, mortgage-backed securities and collateralized mortgage-backed securities. The Fund will invest substantially in derivative securities, including interest rate swap agreements and treasury futures contracts, for the purpose of managing the overall duration of the Fund's portfolio of fixed income securities. The Fund will not invest in derivative securities for speculative purposes.

At a meeting held on December 9, 2004, the Board of Trustees of SEI Institutional Investments Trust approved the change of the Long Duration Bond and Extended Duration Bond Funds' names to the Long Duration Fund and Extended Duration Fund, respectively. Accordingly, effective on or about January 21, 2005, the name of the Long Duration Bond Fund will be changed to the Long Duration Fund and the name of the Extended Duration Bond Fund will be changed to the Extended Duration Fund. The Prospectus is hereby amended to reflect the changes to the Funds' names.

Change in Expense Cap for the Core Fixed Income Fund

The Prospectus is hereby amended and supplemented to reflect a change in the Expense Cap for the Core Fixed Income Fund (the "Fund"). Accordingly, the "Fund Fees and Expenses" sub-section on page 40 of the section entitled "Core Fixed Income Fund" is hereby deleted and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.38%*

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level (the "Expense Cap"). The Adviser and the Fund's administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Core Fixed Income Fund - Class A Shares	0.14	%*

* Restated to reflect the Expense Cap effective as of July 1, 2004. The new Expense Cap is lower than the 0.18% Expense Cap which was in place for the fiscal year ended May 31, 2004.

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Core Fixed Income Fund - Class A Shares	$39	$122	$213	$480

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL INVESTMENTS TRUST

Long Duration Bond Fund
Extended Duration Bond Fund
International Fixed Income Fund

Supplement Dated January 18, 2005
to the Statement of Additional Information ("SAI") Dated September 30, 2004

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Change in Sub-Adviser for International Fixed Income Fund

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the International Fixed Income Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and the Sub-Advisers," the following paragraph relating to Bridgewater Associates, Inc. is added:

BRIDGEWATER ASSOCIATES, INC. – Bridgewater Associates, Inc. ("Bridgewater") serves as a Sub-Adviser to the International Fixed Income Fund. Bridgewater was founded in 1975 and is 100% employee owned and controlled. Raymond Dalio, President, Chief Investment Officer and founder, Giselle Wagner, Chief Operating Officer, and Robert Prince, Co-Chief Investment Officer, are the principal shareholders and own the majority of the firm.

There are no changes to the other sub-advisers of the International Fixed Income Fund.

Change in Investment Policy of the Long Duration Bond and Extended Duration Bond Funds and Change of Fund Names

The SAI is hereby supplemented to reflect a change in the investment policy of each of the Long Duration Bond and Extended Duration Bond Funds (each a "Fund" and, together, the "Funds"). The Funds may invest in a broad array of fixed income securities, in addition to U.S. corporate fixed income securities. Accordingly, the "Long Duration Bond Fund" and "Extended Duration Bond Fund" sub-sections on pages S-7 to S-8 of the section entitled "Investment Objectives and Policies" are hereby deleted and replaced with the following:

LONG DURATION BOND FUND-The Long Duration Bond Fund seeks to provide investors with return characteristics similar to those of high-quality corporate bonds, with a duration range of 10-13 years.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities and synthetic instruments or derivatives having economic characteristics similar to fixed income securities. The Fund invests in a broad array of high quality fixed income instruments, including securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, asset-backed securities, mortgage-backed securities and collateralized mortgage-backed securities. The Fund will invest substantially in derivative securities, including interest rate swap agreements and treasury futures contracts, for the purpose of managing the overall duration of the Fund's portfolio of fixed income securities. The Fund will not invest in derivative securities for speculative purposes. In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

The Fund will invest primarily in fixed income securities rated in one of the three highest rating categories by a major rating agency, or determined by the Sub-Adviser to be of equivalent quality and, to a more limited extent, in fixed income securities rated in the fourth highest rating category by a major rating agency, or determined by the Sub-Adviser to be of equivalent quality. The Fund is expected to maintain a dollar-weighted average duration between ten and thirteen years.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its Prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

EXTENDED DURATION BOND FUND-The Extended Duration Bond Fund seeks to provide investors with return characteristics similar to those of high-quality corporate bonds, with a duration range of 23-26 years.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities and synthetic instruments or derivatives having economic characteristics similar to fixed income securities. The Fund invests in a broad array of high quality fixed income instruments, including securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, asset-backed securities, mortgage-backed securities and collateralized mortgage-backed securities. The Fund will invest substantially in derivative securities, including interest rate swap agreements and treasury futures contracts, for the purpose of managing the overall duration of the Fund's portfolio of fixed income securities. The Fund will not invest in derivative securities for speculative purposes. In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

The Fund will invest primarily in fixed income securities rated in one of the three highest rating categories by a major rating agency, or determined by the Sub-Adviser to be of equivalent quality and, to a more limited extent, in fixed income securities rated in the fourth highest rating category by a major rating agency, or determined by the Sub-Adviser to be of equivalent quality. The Fund is expected to maintain a dollar-weighted average duration between twenty-three and twenty-six years.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its Prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

At a meeting held on December 9, 2004, the Board of Trustees of SEI Institutional Investments Trust approved the change of the Long Duration Bond and Extended Duration Bond Funds' names to the Long Duration Fund and Extended Duration Fund, respectively. Accordingly, effective on or about January 21, 2005, the name of the Long Duration Bond Fund will be changed to the Long Duration Fund and the name of the Extended Duration Bond Fund will be changed to the Extended Duration Fund. There will not be any changes to the Funds' investment policies as a result of this name change, and the Funds will continue to be managed in the manner described in the Funds' Prospectus. The SAI is hereby amended to reflect the changes to the Funds' names.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE